Summary Of Significant Accounting Policies (Schedule Of Reconciliation Of The Effects Of The Comprehensive Income Statement Adjustment) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 As Reported [Member]	Dec. 31, 2009 Adjustment [Member]	Dec. 31, 2009 As Revised [Member]
Income (loss) from discontinued operations, net of tax	$ 0	$ (11,068)	$ (14,886)	$ 13,577	$ (17,113)	$ (3,536)
Basic Earnings Per Share:
Continuing operations	$ 4.96	$ 3.76	$ 2.11	$ 1.33	$ 0	$ 1.33
Discontinued operations	$ 0	$ (0.36)	$ (0.48)	$ 0.45	$ (0.56)	$ (0.11)
Basic earnings per share	$ 4.96	$ 3.40	$ 1.63	$ 1.78	$ (0.56)	$ 1.22
Diluted Earnings Per Share:
Continuing operations	$ 4.67	$ 3.61	$ 2.03	$ 1.31	$ 0	$ 1.31
Discontinued operations	$ 0	$ (0.35)	$ (0.46)	$ 0.45	$ (0.56)	$ (0.11)
Diluted earnings per share	$ 4.67	$ 3.26	$ 1.57	$ 1.76	$ (0.56)	$ 1.20